Long Term Investments, Net - Schedule of Long Term Investments, Net (Detail) - USD ($) $ in Thousands		May 31, 2023	May 31, 2022
Schedule of Equity Method Investments [Line Items]
Equity securities with readily determinable fair value		$ 6,291	$ 7,561
Equity securities without readily determinable fair value		38,135	53,305
Long term investments		399,585	437,919
Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments		195,571	204,050
Available for sale securities investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments		159,588	173,003
Sunlands [Member]
Schedule of Equity Method Investments [Line Items]
Equity securities with readily determinable fair value	[1]	3,588	5,472
Tibet Tianli [Member]
Schedule of Equity Method Investments [Line Items]
Equity securities without readily determinable fair value	[2]		16,217
GNet Cloud Service [Member]
Schedule of Equity Method Investments [Line Items]
Equity securities without readily determinable fair value	[3]	14,065	14,989
EEO Education Tech [Member]
Schedule of Equity Method Investments [Line Items]
Equity securities without readily determinable fair value	[4]	9,312	9,312
VM EDU Fund [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	[5]	66,331	67,324
Golden Finance [Member] | Available for sale securities investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	[6]	76,115	82,972
Uhozz [Member] | Available for sale securities investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	[7]	17,890	17,510
Happy Seed Cayman Ltd [Member] | Available for sale securities investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	[8]	20,183	20,515
New Oriental Education Industry Fund [Member] | Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	[9]	76,369	74,530
Other investments [Member]
Schedule of Equity Method Investments [Line Items]
Equity securities with readily determinable fair value		2,703	2,089
Equity securities without readily determinable fair value	[10]	14,758	12,787
Other investments [Member] | Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	[11]	52,871	62,196
Other investments [Member] | Available for sale securities investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	[12]	$ 45,400	$ 52,006

[1]	As of May 31, 2023, the Group held 8% in aggregate equity interests in Sunlands. For the years ended May 31, 2021, 2022 and 2023, the stock price of Sunlands declined, and losses of US$5,501, US$10,467 and US$1,883 were recorded in loss from fair value change of investments on the Group’s consolidated statements of operations, respectively.
[2]	In December 2018, the Group invested 5% equity interests in Tibet Tianli, a company engaged in developing educational products. In April 2020 and December 2020, the Group further subscribed 5% and 11% equity interests, respectively. In September 2022, the Group subscribed 12.4% equity interests with a consideration of US$13,031, meanwhile acquired another 30.0% equity interests in Tibet Tianli from other four shareholders with a total consideration of US$19,547. Prior to NOE’s acquisition in Tibet Tianli as disclosed in Note 3, as an equity security investment without readily determinable fair value, the Group measured the equity security investment at cost, less impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. The Group recorded nil, US$10,137 and nil impairment loss for the years ended May 31, 2021, 2022 and 2023, respectively.
[3]	In August 2020, the Group acquired 3% equity interests in G-Net, a company engaged in the business of audio and web conferencing services. The Group accounted for the investment as equity securities without readily determinable fair value as G-Net is a private company without readily determinable fair value. For the years ended May 31, 2021, 2022 and 2023, no impairment loss was recorded from this investment.
[4]	In April 2017, the Group acquired 10% equity interests in EEO, a company engaged in the business of developing on-line classroom product. The Group accounted for the investment as equity securities without readily determinable fair value as EEO is a private company without readily determinable fair value. For the years ended May 31, 2021, 2022 and 2023, no impairment loss was recorded from this investment.
[5]	In June 2019, VM EDU Fund I, LP., a market-driven investment entity, was established with a total committed capital of US$100,000. The Group participates in VM EDU Fund I, LP. as a limited partner and invested US$66,331 in VM EDU Fund I, LP. as of May 31, 2023. The Group accounts for the investment under the equity method in accordance with ASC 323 because the Group is a limited partner and owns 49.69% interest in VM EDU Fund I, LP.
[6]	In April 2015, the Group invested 9.8% equity interests in Golden Finance, a company engaged in training program business associated with finance and business management. In November 2015, the Group further subscribed 9.8% equity interests. In May 2019, the Group disposed of 7.2% equity interests for a total consideration of US$33,156. The Group accounts for the investment as available-for-sale investments since the investee’s preferred shares held are redeemable and determined to be debt securities and measured at fair value.
[7]	In May 2015, the Group invested in Uhozz, a company providing oversea rental agency services, for a 10% equity interests with redemption and liquidation preferences. In March 2018, the Group further subscribed to 15.2% series B preferred shares. The Group accounted for the investment as available-for-sale investments since the investee’s preferred shares held are redeemable and determined to be debt securities and measured them at fair value.
[8]	In August 2019, the Group invested 6.4% equity interests in Happy Seed, a company engaged in cultivating logical thinking skill. In September 2020, the Group further subscribed additional 1.6% equity interests. The Group accounts for the investment as available-for-sale investments since the investee’s preferred shares held are redeemable and determined to be debt securities and measured at fair value.
[9]	In July 2018, Education Industry Fund was established with the total committed capital of US$224,000. There are two general partners in the fund, which include an entity invested by Mr. Yu and an unrelated third party. The Group participates in Education Industry Fund as a limited partner and invested US$76,369 in Education Industry Fund as of May 31, 2023. The Group accounts for the investment under the equity method in accordance with ASC 323, Equity Method of Accounting (“ASC 323”) because the Group is a limited partner and owns 36.3% interest in Education Industry Fund.
[10]	The Group holds several insignificant investments in third-party private companies and has no ability to exercise significant influence over the investees. Those investments were accounted for using the measurement alternative when there is no readily determinable fair value for the investments. The Group recorded US$12,532, US$24,354 and nil impairment loss on these investments for the years ended May 31, 2021, 2022 and 2023, respectively.
[11]	The Group holds from 6.9% to 50.0% equity interests in other 12 third-party companies through investments in their common shares or in-substance common shares as of May 31, 2023. The Group accounts for these investments under the equity method because the Group has the ability to exercise significant influence but does not have control over the investees. For the years ended May 31, 2021, 2022 and 2023, the Group recorded impairment loss of nil, US$48,417 and US$3,892, respectively.
[12]	Other available-for-sale investments represent several insignificant individual investments classified as available-for-sale investments as of May 31, 2021, 2022 and 2023. Realized gains of US$3,535, US$18,068 and nil were recorded in realized gain from long-term investments for the years ended May 31, 2021, 2022 and 2023, respectively. The Group recorded US$27,675, US$46,442 and US$2,901 impairment loss on these investments for the years ended May 31, 2021, 2022 and 2023, respectively.